INSURANCE LIABILITIES - Derivative Instruments in Hedges, Liabilities, at Fair Value (Detail) - USD ($) $ in Millions		Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities			$ 6,237		$ 6,671
GMIB reinsurance contract asset, at fair value		$ 1,375	1,894	[1]	1,735	[1]
GMIBNLG
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities	[2]		4,149		5,309
SCS, SIO, MSO, IUL indexed features
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities	[3]		1,786		940
Assumed GMIB reinsurance Contracts
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities	[2]		194		258
GWBL/GMWB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities	[2]		130		114
GIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities	[2]		(27)		30
GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total embedded and freestanding derivative liabilities	[2]		$ 5		$ 20

[1]	Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.
[2]	Reported in future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
[3]	Reported in policyholders' account balances in the consolidated balance sheets.